General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Disclosure of General and Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

8 GENERAL AND ADMINISTRATIVE EXPENSES

	2022	2021	2020
	USD	USD	USD

Salaries and other related benefits	12,954,848	7,655,816	3,507,055
Provision for expected credit losses (note 16)	716,291	235,164	-
Provision for employee’s end of service benefit (note 23)	643,904	43,477	33,717
Employees’ share-based compensation (note 20)	564,741	801,450	564,284
Insurance expense	564,617	218,801	65,997
Rent and related charges (note 21)	514,643	474,865	89,362
Travel expenses	327,808	416,435	84,114
Utilities	299,697	202,052	73,465
Depreciation of property and equipment (note 14)	204,002	155,742	150,736
Taxes	-	157,826	25,142
Depreciation of rights-of-use assets (note 21)	121,020	84,884	85,117
License fees	48,362	139,588	290,148
Write-off receivables	45,679	160,715	8,501
Amortization of intangible assets (note 15)	3,437	-	-
Other expenses	356,264	270,950	226,989
	17,365,313	11,017,765	5,204,627